Leases (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Right-of-use Assets
The carrying amounts of
right-of-use
assets are as below:

	Office buildings	Charging stations	Total
	RMB’000	RMB’000	RMB’000
Year ended December 31, 2022
Opening net book amount	13,790	5,976	19,766
Additions	3,154	4,109	7,263
Depreciation charge	(4,386)	(4,833)	(9,219)
Revision of a lease term arising from a change in the non-cancellable period of a lease	—	(780)	(780)

Closing net book amount	12,558	4,472	17,030

As of December 31, 2022
Cost	27,505	10,828	38,333
Accumulated depreciation	(14,947)	(6,356)	(21,303)
Net book value	12,558	4,472	17,030

Year ended December 31, 2023
Opening net book amount	12,558	4,472	17,030
Arising from business combination	5,018	—	5,018
Additions	3,725	791	4,516
Depreciation charge	(5,532)	(2,628)	(8,160)
Disposals	(3,538)	(840)	(4,378)
Revision of a lease term arising from a change in the non-cancellable period of a lease	—	—	—
Closing net book amount	12,231	1,795	14,026

As of December 31, 2023
Cost	34,921	10,779	45,700
Accumulated depreciation	(22,690)	(8,984)	(31,674)
Net book value	12,231	1,795	14,026

Summary of Lease Items Recognized in Combined Statements Of Financial Position
(a)	Items recognized in the consolidated statements of financial position

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Right-of-use assets
Office buildings	12,558	12,231
Charging stations	4,472	1,795

Total	17,030	14,026

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Lease liabilities
Current	6,853	7,154
Non-current	9,327	6,936

Total	16,180	14,090

Summary of Lease Items Recognized in Combined Statements Of Loss And Other Comprehensive Loss
The consolidated statements of profit or loss and other comprehensive loss shows the following amounts relating to leases:

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets
Office buildings	4,523	4,386	5,532
Charging stations	1,992	4,833	2,628
Interest expense (included in finance costs)	1,097	1,089	783
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	3,837	9,739	16,732

Total	11,449	20,047	25,675

Summary of Cash Out Flows in Financing Activity for Leases
The total cash outflows in financing activities for leases during the years ended December 31, 2021,

2022 and 2023 are as below:

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Principal elements of lease payments	1,881	6,834	7,231
Related interest paid	193	388	714

Total	2,074	7,222	7,945

Summary of carrying amounts of lease liabilities and the movements
(c)	Set out below are the carrying amounts of lease liabilities and the movements during the period:

	Office buildings	Charging stations	Total
	RMB’000	RMB’000	RMB’000
Beginning at January 1, 2022	13,902	5,731	19,633
New leases	3,154	4,109	7,263
Accretion of interest recognized during the year	793	296	1,089
Payments	(5,230)	(5,778)	(11,008)
Revision of a lease term arising from a change in the non-cancellable period of a lease	—	(797)	(797)

Year ended December 31, 2022	12,619	3,561	16,180

Arising from business combination	5,289	—	5,289
New leases	3,725	791	4,516
Accretion of interest recognized during the year	678	105	783
Payments	(6,049)	(1,896)	(7,945)
Disposals	(3,849)	(884)	(4,733)

Year ended December 31, 2023	12,413	1,677	14,090